Note 5 - Government Grants (Details Textual) - USD ($)	1 Months Ended				3 Months Ended								12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Sep. 30, 2012	Sep. 30, 2007	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NIH Grants [Member]
Revenue from Grants													$ 428,081	$ 882,956	$ 2,417,550
First N I H Grant [Member]
Revenue from Grants													75,464	624,689	833,390
Grant Award				$ 20,400,000
Second N I H Grant [Member]
Revenue from Grants													0	0	1,429,597
Grant Award			$ 1,900,000
SBIR Grant [Member]
Revenue from Grants													153,501	258,267	154,563
Grant Award	$ 289,641	$ 276,690
Second SBIR Grant [Member]
Revenue from Grants													199,116
Grant Award													299,585
Unused Grant Funds					$ 100,469								100,469
Revenue from Grants					$ 160,053	$ 93,130	$ 71,474	$ 103,424	$ 223,089	$ 322,086	$ 180,441	$ 157,340	$ 428,081	$ 882,956	$ 2,417,550